Subsequent events (Details) (Subsequent Event [Member]) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 12, 2013 USD ($)	Dec. 12, 2013 CNY
Subsequent Event [Line Items]
Payments for refurbishment project	$ 13,399	82,000